Additional Cash Flows Information	6 Months Ended
Dec. 31, 2024
Additional Cash Flows Information [Abstract]
Additional cash flows information

Note 28. Additional cash flows information

Financing and operating activities not involving cash:

	Consolidated
	December 2024	June 2024
	$	$
Shares issued in lieu of broker fees	152,048	—
Shares issued in Lieu of Marketing fees	114,750	—
Shares issued in Lieu of Investor fees	307,482	—
Share issued in lieu of advisory fee	361,000	—
	574,280	—